UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2005

Smith Barney Muni Funds

Limited Term Portfolio

INVESTMENT PRODUCTS: NOT  FDIC  INSURED  •  NO  BANK  GUARANTEE  •  MAY  LOSE  VALUE

Smith Barney Muni Funds

Limited Term Portfolio

Semi-Annual Report  •  September 30, 2005

What’s

Inside

Fund Objective

The Fund seeks to pay its shareholders as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)i growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters in which GDP grew 3.0% or more.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s eleven rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

During much of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report         1

Performance Review

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds — Limited Term Portfolio, excluding sales charges, returned 1.16%. These shares underperformed the Lipper Intermediate Municipal Debt Funds Category Average,1 which increased 1.99% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,iv returned 2.80% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2005 (excluding sales charges) (unaudited)

6 Months

Limited Term Portfolio — Class A Shares	1.16%

Lehman Brothers Municipal Bond Index	2.80%

Lipper Intermediate Municipal Debt Funds Category Average	1.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 0.90%, Class C shares returned 0.84% and Class O shares returned 1.19% over the six months ended September 30, 2005.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 148 funds in the Fund’s Lipper category, and excluding sales charges.

2          Smith Barney Muni Funds 2005 Semi-Annual Report

wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Smith Barney Muni Funds 2005 Semi-Annual Report         3

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 1, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

4         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Smith Barney Muni Funds 2005 Semi-Annual Report         5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.16%	$1,000.00	$1,011.60	0.70%	$3.53

Class B	0.90	1,000.00	1,009.00	1.23	6.19

Class C	0.84	1,000.00	1,008.40	1.33	6.70

Class O	1.19	1,000.00	1,011.90	0.93	4.69

(1)	For the six months ended September 30, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and O shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.59	0.70%	$3.55

Class B	5.00	1,000.00	1,018.93	1.23	6.23

Class C	5.00	1,000.00	1,018.43	1.33	6.73

Class O	5.00	1,000.00	1,020.44	0.93	4.71

(1)	For the six months ended September 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report         7

Schedule of Investments (September 30, 2005) (unaudited)

LIMITED TERM PORTFOLIO

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 96.4%
Alabama — 2.7%
$5,000,000	AAA	Alabama State Public School & College Authority, FSA-Insured, 5.125% due 11/1/15 (a)	$5,278,000
3,040,000	AAA	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	3,146,704
7,000,000	AAA	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (a)	7,463,890
1,000,000	A-	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,076,880
2,540,000	AAA	Mobile, AL, GO, 10.875% due 11/1/07 (b)	2,746,934
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,079,910

		Total Alabama	20,792,318

Alaska — 0.1%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,004,810

American Samoa — 0.1%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,056,550

Arizona — 0.7%
1,430,000	A-	Arizona Health Facilities Authority Revenue, Catholic Health Care West, Series A, 6.125% due 7/1/09	1,497,053
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (d)	1,117,810
		Maricopa County, AZ, Hospital Revenues, St. Lukes Medical Center:
1,320,000	AAA	8.750% due 2/1/10 (b)	1,480,789
260,000	AAA	10.250% due 2/1/11 (b)	309,891
115,000	AAA	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	128,253
470,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (e)(f)	47,000
671,000	AAA	Pima County, AZ, Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (b)	718,091

		Total Arizona	5,298,887

Arkansas — 0.9%
495,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	558,548
		Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	BBB	7.000% due 2/1/15 (d)	1,719,165
2,500,000	BBB	7.250% due 2/1/20 (d)	2,890,225
565,000	AAA	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	643,117

See Notes to Financial Statements.

8          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Arkansas — 0.9% (continued)
$1,000,000	BB+	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	$1,104,420

		Total Arkansas	6,915,475

California — 4.7%
3,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,145,050
2,250,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	2,382,368
4,000,000	A3(g)	California Health Facilities Financing Authority Revenue, Cedars Sinai Medical Center, 5.000% due 11/15/20 (a)	4,187,360
		California State:
5,000,000	AAA	Department Water Resources Power Supply Revenue, Series A, 5.375% due 5/1/18 (a)	5,486,950
5,000,000	AA-	Economic Recovery, GO, Series A, 5.000% due 7/1/16 (a)	5,306,500
4,245,000	A-	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16 (a)	4,497,662
		Los Angeles, CA:
360,000	NR	COP, Hollywood Presbyterian Medical Center, 9.625% due 7/1/13 (b)	450,569
8,000,000	AAA	USD, RITES, MBIA-Insured, 5.375% due 7/1/17 (a)(h)	8,871,440
175,000	Aaa(g)	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	188,251
215,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	269,535
865,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	1,038,908

		Total California	35,824,593

Colorado — 1.6%
1,025,000	BBB-	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,217,218
860,000	NR	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	974,836
300,000	AA	Colorado HFA, Single-Family Mortgage Program, Senior Bonds, Series D-2, 6.900% due 4/1/29 (c)	313,539
		Denver, CO, City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,222,810
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,628,326
2,200,000	AAA	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19	2,423,256
35,000	AAA	Loveland, CO, GO, 8.875% due 11/1/05 (b)	35,154
2,500,000	AAA	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,741,125

		Total Colorado	12,556,264

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         9

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Connecticut — 3.0%
$5,000,000	AA	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (a)(d)	$5,572,150
		Connecticut State GO:
2,500,000	AAA	AMBAC-Insured, Series B, 5.250% due 6/1/18	2,802,550
5,000,000	AA	Series C, 5.000% due 12/15/11 (a)	5,417,050
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,177,140
		Connecticut State Special Tax Obligation Revenue:
2,000,000	AAA	RITES, Series A, FSA-Insured, 7.800% due 10/1/09 (h)(i)	2,365,920
2,000,000	AAA	RITES, Series B, FSA-Insured, 7.800% due 10/1/09 (h)(i)	2,350,240
2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/10 @ 100, 5.375% due 7/1/16 (d)	2,220,740

		Total Connecticut	22,905,790

Delaware — 0.3%
		Delaware State:
404,000	AAA	GO, Series A, Call 7/1/10 @ 100, 5.000% due 7/1/13 (d)	434,247
1,596,000	AAA	GO, Series A, 5.000% due 7/1/13	1,696,756

		Total Delaware	2,131,003

Florida — 8.6%
655,000	NR	Bonita Springs, FL, Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	664,511
3,000,000	NR	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, 7.750% due 8/15/20	2,971,680
225,000	NR	Capital Region Community Development, Florida Development District Revenue, Capital Improvement, 5.950% due 5/1/06	226,118
350,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	351,298
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,951,888
3,175,000	AAA	5.250% due 11/1/16	3,483,927
1,500,000	AAA	Florida State Board of Education GO, Series A, 5.500% due 6/1/16	1,635,810
5,520,000	AAA	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, AMBAC-Insured, 5.000% due 7/1/24 (a)	5,888,350
1,220,000	NR	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	1,242,167
1,125,000	NR	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	1,148,681
		Hillsborough County, FL:
2,185,000	AA	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,341,817
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (d)	3,875,690

See Notes to Financial Statements.

10          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 8.6% (continued)
		Jacksonville Beach, FL, Utility Revenue:
$2,305,000	AAA	7.900% due 10/1/14 (b)	$2,749,243
2,145,000	Aaa(g)	5.000% due 4/1/18	2,264,948
1,500,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	1,508,250
5,160,000	AAA	Lee Memorial Health System Board of Directors, Florida Hospital Revenue, FSA-Insured, 5.750% due 4/1/13 (a)	5,758,921
395,000	NR	Mediterra North Community Development District, Florida Capital Improvement Revenue, Series B, 6.000% due 5/1/08	400,471
1,000,000	BB+	Miami Beach, FL, Health Facilities Authority, Hospital Revenue, Mount Sinai Medical Center, Series A, 6.700% due 11/15/19	1,096,450
6,855,000	AAA	Miami, FL, Homeland and Defense/Neighborhood GO, 5.250% due 1/1/18 (a)	7,445,695
		Orange County, FL, Health Facilities Authority Revenue:
1,835,000	NR	First Mortgage, 8.875% due 7/1/21	1,999,728
2,000,000	A+	Hospital Adventist Health Systems, 6.250% due 11/15/24	2,245,780
1,470,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,594,671
60,000	NR	Panther Trace Community Development District, Florida Special Assessment Revenue, Series B, 6.500% due 5/1/09	61,102
275,000	NR	Parklands West Community Development District, Florida Special Assessment Revenue, Series B, 6.000% due 5/1/06	275,995
3,000,000	AAA	Pasco County, FL, Optional Gas Tax Revenue, Refunding, FGIC-Insured, 5.250% due 8/1/11	3,285,810
785,000	NR	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	816,785
1,185,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	1,205,418
1,260,000	NR	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	1,277,552
3,965,000	NR	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10 (a)	4,024,316
820,000	NR	Sumter Landing Community Development District Special Assessment Revenue, 6.250% due 5/1/13	862,968
170,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	194,368
1,320,000	NR	Village Community Development District North 5, Florida Special Assessment Revenue, Series B, 5.000% due 5/1/08	1,328,554
150,000	NR	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	152,249

		Total Florida	66,331,211

Georgia — 2.2%
1,980,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	908,563
1,630,000	AAA	Fulton County, GA, Water and Sewer Revenue, 5.000% due 1/1/16	1,717,694

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         11

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.2% (continued)
$7,000,000	AAA	Georgia State, GO, Series D, Call 10/1/10 @ 100, 5.750% due 10/1/13 (a)(d)	$7,789,740
		Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	AAA	MBIA-Insured, 5.250% due 11/1/19	2,512,952
85,000	AAA	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (d)	88,952
2,500,000	Aaa(g)	Rockdale County, GA, Water & Sewer Authority Revenue, 5.000% due 7/1/20	2,691,500
1,320,000	NR	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	1,400,560

		Total Georgia	17,109,961

Hawaii — 0.6%
-		Hawaii State, Series CW, FGIC-Insured:
2,895,000	AAA	5.375% due 8/1/15	3,160,993
1,105,000	AAA	Call 8/1/11 @ 100, 5.375% due 8/1/15 (d)	1,220,572

		Total Hawaii	4,381,565

Idaho — 0.2%
10,000	Aaa(g)	Idaho Falls, ID, Electric Revenue, 10.250% due 4/1/06 (b)	10,356
1,500,000	BB+	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,552,560

		Total Idaho	1,562,916

Illinois — 6.3%
140,000	AA	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	155,616
		Chicago, IL:
120,000	AAA	GO, 5.375% due 1/1/16	131,360
5,000,000	AAA	GO, Refunding, Series A, 5.000% due 1/1/20 (a)	5,327,050
2,000,000	AA+	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (d)	2,261,340
		O’Hare International Airport:
1,500,000	AAA	Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,622,655
2,500,000	NR	Special Facilities Revenue, United Airlines Project, Series C, 6.300% due 5/1/16 (f)	306,125
3,880,000	AAA	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (a)(d)	4,308,235
1,500,000	AAA	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (d)	1,690,485
		Cicero, IL:
2,415,000	AAA	GO, MBIA-Insured, 5.625% due 12/1/16 (a)	2,728,250
1,250,000	AAA	GO, Tax Increment, Series A, XCLA-Insured, 5.250% due 1/1/20	1,350,562

See Notes to Financial Statements.

12          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 6.3% (continued)
$3,000,000	Aaa(g)	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, 5.500% due 12/1/15	$3,267,360
4,790,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (a)(b)	5,639,363
		Illinois DFA Revenue:
515,000	A	Debt Restructure-East St. Louis, 6.875% due 11/15/05	517,369
2,000,000	Aaa(g)	Revolving Fund-Master Trust, 5.500% due 9/1/17	2,204,740
		Illinois Health Facilities Authority Revenue:
515,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	579,200
5,000,000	A	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (a)(d)	5,618,550
1,140,000	A	Passavant Memorial Area Hospital, 6.250% due 10/1/17	1,256,166
20,000	A	Victory Memorial Hospital Area Hospital Association Project, 7.500% due 10/1/06 (b)	20,417
5,000,000	AAA	Illinois State, GO, First Series, 5.375% due 7/1/19 (a)	5,445,400
2,440,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15 (a)	2,711,767
1,020,000	AAA	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (d)	1,210,434

		Total Illinois	48,352,444

Indiana — 2.8%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (d)	1,938,388
2,500,000	AAA	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, 5.250% due 1/10/20	2,614,050
655,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	740,713
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (a)(b)	5,183,769
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, 5.500% due 7/1/19	3,279,990
1,000,000	AAA	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,187,450
		Madison County, IN, Hospital Authority Facilities Revenue:
675,000	AAA	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	762,716
345,000	Aaa(g)	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	386,107
1,075,000	AAA	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, 5.500% due 7/15/18	1,164,881
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,105,140
1,670,000	AAA	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,929,752

		Total Indiana	21,292,956

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         13

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Iowa — 1.2%
$3,000,000	A1(g)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	$3,241,470
4,185,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (a)(b)	5,144,202
1,085,000	AAA	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,147,735

		Total Iowa	9,533,407

Kansas — 0.5%
4,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (a)(i)	4,092,920

Kentucky — 0.7%
5,000,000	AAA	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (a)(d)	5,536,700

Louisiana — 1.3%
1,000,000	AAA	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Series A, CONNIE LEE-Insured, 7.500% due 12/1/05	1,006,590
495,000	Aaa(g)	Jefferson Parish, LA, Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (c)	520,072
625,000	NR	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	675,706
1,480,000	AAA	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,624,285
385,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	441,953
5,555,000	AAA	State of Louisiana, Series A, FGIC-Insured, 5.250% due 5/1/19 (a)	6,061,005

		Total Louisiana	10,329,611

Maryland — 0.6%
3,000,000	AA+	Anne Arundel County, MD, GO, 5.375% due 3/1/14	3,311,130
1,000,000	A+	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,100,310

		Total Maryland	4,411,440

Massachusetts — 3.6%
1,700,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)(j)	1,922,190
1,140,000	Aaa(g)	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (d)	1,273,973
2,000,000	Aa3(g)	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,204,940
		Massachusetts State:
1,500,000	AAA	GO, RITES, Series PA 993-R, MBIA-Insured, 8.021% due 11/1/11 (h)	1,810,050
3,500,000	AAA	GO, RITES, Series PA 964-R, MBIA-Insured, 8.041% due 11/1/09 (a)(h)	4,223,450

See Notes to Financial Statements.

14          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.6% (continued)
$585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	$615,724
		Massachusetts State HEFA Revenue:
2,000,000	AAA	Berkshire Health Systems, Series F, 5.000% due 10/1/19	2,109,380
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,202,060
3,000,000	BBB	6.750% due 7/1/16	3,380,760
1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	1,065,610
1,300,000	AAA	University of Massachusetts, Series C, 5.500% due 10/1/18	1,423,669
1,275,000	AAA	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,394,213
1,515,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	2,130,105
2,000,000	AAA	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,220,340

		Total Massachusetts	27,976,464

Michigan — 2.1%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,156,810
1,000,000	AAA	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (d)	1,117,730
1,775,000	AA	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (d)	1,983,971
1,000,000	AAA	Holland, MI, Area Community Swimming Pool Authority GO, FGIC-Insured, Call 5/1/06 @ 100, 5.125% due 5/1/19 (d)	1,013,030
1,000,000	AAA	Michigan Municipal Bond Authority Revenue, School District City of Detroit, 5.000% due 6/1/16	1,079,390
3,500,000	A-	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/08 (i)	3,599,365
1,000,000	AA	Mount Clemens, MI, GO, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (d)	1,111,990
2,000,000	AAA	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (d)	2,190,600
2,985,000	NR	Wenonah Park Properties, Inc. Revenue, Michigan Bay City Hotel, 7.875% due 4/1/22	3,052,431

		Total Michigan	16,305,317

Minnesota — 1.0%
1,000,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,117,430
5,255,000	AAA	Minnesota Public Facilities Authority, Water PCR, Series A, Call 3/1/09 @ 100, 5.250% due 3/1/17 (a)(d)	5,559,790
1,000,000	A	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,043,610

		Total Minnesota	7,720,830

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         15

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 0.6%
$15,000	AAA	Chillicothe, MO, Electric Revenue, AMBAC-Insured, 10.250% due 9/1/06 (b)	$15,972
1,000,000	A- (k)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	1,070,620
1,500,000	Aaa (g)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,616,385
910,000	AA	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	961,442
25,000	BBB-	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	26,681
1,000,000	AAA	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (d)	1,116,170

		Total Missouri	4,807,270

Montana — 0.0%
95,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	105,186

Nebraska — 0.0%
15,000	Aaa (g)	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	17,438

Nevada — 1.1%
1,185,000	BBB+	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,303,346
3,000,000	AAA	Clark County, NV, School District, GO, Building Renovation, Series B, FGIC-Insured, Call 6/15/07@ 101, 5.250% due 6/15/17 (d)	3,143,160
2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (d)	2,771,550
865,000	AAA	Nevada Housing Division, Multi-Unit Housing, Saratoga Palms, FNMA-Collateralized, 6.250% due 10/1/16 (c)	888,182

		Total Nevada	8,106,238

New Hampshire — 0.8%
		New Hampshire HEFA Revenue:
3,470,000	A	Covenant Healthcare System, 6.500% due 7/1/17	3,936,680
900,000	AAA	University System of New Hampshire, AMBAC-Insured, 5.375% due 7/1/16	984,546
1,000,000	AA	New Hampshire State, GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,051,830

		Total New Hampshire	5,973,056

New Jersey — 4.1%
2,200,000	AAA	Casino Reinvestment Development Authority, NJ Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/14	2,380,268

See Notes to Financial Statements.

16          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New Jersey — 4.1% (continued)
$3,440,000	AAA	Delaware River Port Authority Pennsylvania and New Jersey, RITES, Series 964, FSA-Insured, 8.030% due 1/1/10 (a)(h)	$4,184,485
		New Jersey Health Care Facilities Financing Authority Revenue:
320,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (b)	348,371
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15	3,404,910
3,500,000	AAA	New Jersey State EDA Lease Revenue, Office Building Projects, Series A, 5.000% due 6/15/18	3,781,680
		New Jersey State Transportation Trust Fund Authority:
		RITES, MBIA-Insured:
2,500,000	AAA	Series PA 958R, 9.031% due 12/15/09 (h)	3,208,350
1,000,000	AAA	Series PA 958R-B, 9.031% due 12/15/09 (h)	1,283,340
		Transportation Systems, Series B, MBIA-Insured:
5,350,000	AAA	5.250% due 12/15/14 (a)	5,933,792
1,890,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (d)	2,157,756
		New Jersey State Turnpike Authority Revenue:
725,000	AAA	6.750% due 1/1/09 (b)	732,214
295,000	AAA	6.000% due 1/1/14 (b)	321,252
3,095,000	Aaa (g)	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,385,280
205,000	AAA	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	255,149

		Total New Jersey	31,376,847

New Mexico — 0.5%
		Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured:
1,925,000	AAA	5.250% due 10/1/17	2,150,437
1,100,000	AAA	5.250% due 10/1/21	1,236,246
150,000	AAA	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	160,191

		Total New Mexico	3,546,874

New York — 4.5%
1,000,000	Baa3 (g)	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,078,570
2,500,000	A+	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,600,300
1,000,000	AAA	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,095,800
1,360,000	NR	New York City, NY, IDA, Civic Facility Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	1,404,826
1,090,000	NR	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	1,125,687
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Columbia University, Series B, 5.250% due 7/1/17	1,099,150
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,978,701
5,000,000	AAA	Mental Health Services Facilities, 5.000% due 2/15/18 (a)	5,358,750

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         17

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 4.5% (continued)
$2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	$2,766,775
		State University Educational Facilities:
1,715,000	AAA	MBIA-Insured, 6.000% due 5/15/15	1,911,436
2,000,000	AAA	Third Generation, Series A, FGIC-Insured, 5.500% due 5/15/17	2,286,380
		Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
6,000,000	AA-	5.500% due 6/1/14 (a)	6,414,480
5,000,000	AA-	5.500% due 6/1/16 (a)	5,401,400

		Total New York	34,522,255

North Carolina — 3.5%
745,000	NR	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (d)	885,090
3,000,000	AAA	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (d)	3,320,940
		North Carolina Eastern Municipal Power Agency, Power Systems Revenue:
550,000	A	Series B, ACA/CBI-Insured, 5.650% due 1/1/16	585,910
2,000,000	BBB	Series D, 5.500% due 1/1/14	2,157,680
		North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
3,750,000	AAA	10.500% due 1/1/10 (b)(j)	4,358,662
		Series B:
3,000,000	A	ACA-CBI-Insured, 6.375% due 1/1/13	3,331,410
5,000,000	AAA	MBIA-Insured, 5.250% due 1/1/18 (a)	5,405,450
		North Carolina State:
3,000,000	AAA	Public Improvement, Series A, Call 3/1/09 @ 102, 5.100% due 9/1/16 (d)	3,296,610
3,000,000	AAA	Series A, Call 9/1/10 @ 102, 5.250% due 3/1/18 (d)	3,258,840

		Total North Carolina	26,600,592

Ohio — 6.2%
5,450,000	AAA	Butler County, OH, Transportation Improvement District, Series A, 5.125% due 4/1/17 (a)	5,739,177
1,750,000	AAA	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,920,800
		Cuyahoga County, OH, Hospital Facilities Revenue, Canton, Inc. Project:
2,275,000	BBB	6.750% due 1/1/10	2,419,713
3,400,000	AA+	GO, 5.000% due 12/1/15	3,722,932
195,000	Aaa(g)	Erie County, OH, Hospital Improvement Revenue, Sandusky Memorial Hospital, 8.750% due 1/1/06 (b)	197,718
2,280,000	NR	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,910,830
1,500,000	Aaa(g)	Hamilton County, OH, Sales Tax Revenue, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,616,910

See Notes to Financial Statements.

18          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 6.2% (continued)
$1,240,000	AAA	Jackson, OH, Local School District, GO, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	$1,330,222
1,105,000	AAA	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	1,219,058
175,000	AAA	Lima, OH, Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (b)	179,172
1,410,000	Aaa(g)	Logan Hocking, OH, Local School District, GO, Construction & Improvement, MBIA-Insured, 5.500% due 12/1/16	1,543,626
2,775,000	AA	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14	3,011,652
5,000,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13 (a)	5,271,400
		Ohio State Building Authority, Series A:
3,000,000	AAA	Call 10/1/14, 5.375% due 10/1/14 (d)	3,274,860
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, 5.500% due 10/1/14	3,957,408
		Ohio State Water Development Authority Revenue:
5,990,000	AAA	9.375% due 12/1/10 (a)(b)	6,679,749
885,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	986,102
1,960,000	AAA	University of Akron, OH, General Receipts Bonds, AMBAC-Insured, 5.250% due 1/1/17	2,046,750

		Total Ohio	48,028,079

Oklahoma — 0.6%
2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	2,977,150
1,725,000	AAA	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,881,595

		Total Oklahoma	4,858,745

Oregon — 1.8%
1,000,000	AA	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,096,200
1,500,000	BBB	Klamath Falls, OR, Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, 6.125% due 9/1/22	1,594,905
3,320,000	Aa2(g)	Multnomah County, OR, GO, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (d)	3,596,689
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (d)	1,535,077
3,500,000	AAA	Series B, 5.250% due 4/1/15	3,748,395
2,335,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	2,494,831

		Total Oregon	14,066,097

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         19

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 7.4%
$3,000,000	AAA	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	$3,277,620
1,195,000	NR	Berks County Municipal Authority, Phoebe Berks Village Inc. Project, Call 5/15/06 @ 102, 7.500% due 5/15/13 (d)	1,251,034
2,175,000	BBB-	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	2,319,202
2,500,000	Aaa(g)	Central Bucks, PA, School District, GO, FGIC-Insured, 5.500% due 5/15/19	2,744,750
1,070,000	A	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,169,029
1,920,000	NR	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	1,908,672
1,750,000	AAA	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,913,800
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,144,680
		Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	A+	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,117,680
3,330,000	AAA	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,542,953
		Pennsylvania State, GO, Second Series:
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (a)(d)	4,470,920
5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (a)(d)	5,527,850
		Philadelphia, PA:
2,000,000	AAA	GO, FSA-Insured, 5.250% due 9/15/18	2,128,220
		School District:
		Series A, FSA-Insured:
2,000,000	AAA	Call 2/1/12 @ 100, 5.500% due 2/1/20 (d)	2,221,400
1,865,000	AAA	Call 2/1/12 @ 100, 5.500% due 2/1/21 (d)	2,071,455
2,000,000	AAA	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (d)	2,246,800
		Philadelphia, PA, Authority for Industrial Development, Series B:
2,000,000	AAA	5.500% due 10/1/15	2,190,920
1,000,000	AAA	FSA-Insured, 5.500% due 10/1/19	1,086,510
		Philadelphia, PA, Gas Works Revenue, Third Series:
1,675,000	AAA	5.500% due 8/1/17	1,815,097
3,240,000	AAA	FSA-Insured, 5.500% due 8/1/19	3,495,247
		Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	AAA	5.625% due 9/1/15	2,171,280
1,500,000	AAA	5.625% due 9/1/19	1,617,045
1,140,000	NR	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St, Francis General Hospital, 6.625% due 10/1/12 (b)	1,261,057
1,445,000	AA	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,567,839
1,000,000	AAA	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,305,980

See Notes to Financial Statements.

20          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 7.4% (continued)
$570,000	AAA	Westmoreland County, PA, Municipal Authority, 9.125% due 7/1/10 (b)	$626,892

		Total Pennsylvania	57,193,932

Puerto Rico — 0.3%
2,100,000	AAA	Puerto Rico Highway and Transportation Authority Highway Revenue, Refunding, Series AA, 5.000% due 7/1/10 (i)	2,253,426

Rhode Island — 0.6%
1,000,000	AAA	Cranston, RI, GO, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (d)	1,130,550
1,000,000	AAA	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,082,700
2,000,000	Aaa(g)	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,154,720

		Total Rhode Island	4,367,970

South Carolina — 1.4%
1,080,000	AAA	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	1,247,821
		Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow:
1,350,000	AA-	6.000% due 12/1/21	1,500,822
		Call 12/1/12 @ 101:
1,000,000	AA-	5.875% due 12/1/19 (d)	1,150,770
1,650,000	AA-	6.000% due 12/1/21 (d)	1,911,673
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (a)(d)	4,815,209

		Total South Carolina	10,626,295

South Dakota — 0.4%
2,635,000	Aa2(g)	Minnehaha County, SD, GO, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (d)	2,882,611

Tennessee — 1.5%
5,000,000	AAA	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23 (a)	5,474,350
255,000	Aaa(g)	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	281,194
2,000,000	AA	Memphis, TN, GO, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (d)	2,122,240
-		Memphis-Shelby County, TN:
1,000,000	AAA	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	1,109,100
2,000,000	AAA	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, 5.500% due 11/1/18	2,215,600

		Total Tennessee	11,202,484

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         21

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 9.7%
		Austin, TX:
$1,000,000	BBB-	Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.600% due 1/1/21	$1,074,280
2,620,000	AA+	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (d)	2,844,508
		Bexar County, TX, Housing Finance Corp. MFH Revenue:
440,000	Baa3(g)	Series A, American Opportunity For Housing-Nob Hill Apartments LLC, 6.000% due 6/1/21	431,851
700,000	Aaa(g)	Series A, The Waters At Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	711,130
2,000,000	AAA	Bexar County, TX, Metropolitan Water District Waterworks, AMBAC-Insured, Call 5/1/15 @ 100, 5.000% due 5/1/19 (d)	2,177,620
40,000	AAA	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	48,806
3,000,000	CCC	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 11/1/07 mandatory tender, 6.150% due 5/1/29 (c)(i)	2,838,120
2,855,000	AAA	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	3,208,478
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
		American Village Communities:
1,250,000	A3(g)	6.250% due 12/1/20	1,297,250
1,000,000	A3(g)	6.250% due 12/1/24	1,030,080
415,000	A3(g)	La Plaza Apartments, 6.700% due 7/1/20	434,132
		Fort Bend, TX, ISD, PSFG:
390,000	AAA	5.500% due 2/15/16	415,787
610,000	AAA	Call 2/15/09 @ 100, 5.500% due 2/15/16 (d)	655,957
2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (d)	2,236,760
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,117,020
5,000,000	BB	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(c)(i)	5,629,050
		Harlandale, TX:
990,000	AAA	GO, ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (d)	1,107,681
10,000	AAA	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	11,113
		Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	AAA	5.250% due 11/15/16	1,209,994
3,000,000	AAA	MBIA-Insured, 5.750% due 11/15/19	3,300,780
3,410,000	AAA	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (b)	3,972,820
		Houston, TX, FSA-Insured:
910,000	AAA	GO, Call 9/1/10 @ 100, 5.750% due 3/1/18 (d)	1,004,549
90,000	AAA	GO, Unrefunded Balance, 5.750% due 3/1/18	98,712

See Notes to Financial Statements.

22          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 9.7% (continued)
$4,000,000	AAA	Houston, TX, ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (a)(d)	$4,269,720
		Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	1,096,500
4,545,000	AAA	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (a)(d)	5,043,677
2,850,000	NR	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21	3,103,621
3,515,000	Aaa(g)	Midlothian, TX, ISD, Capital Appreciation Bonds, PSFG, zero coupon bond to yield 6.166% due 2/15/17	1,828,257
1,800,000	AAA	Montgomery, TX, GO, ISD, PSFG, 5.500% due 2/15/17	1,957,068
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,447,895
755,000	Aaa(g)	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	842,240
675,000	AAA	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	732,524
		Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
4,000,000	AA-	Baylor Health Care Systems Project, 5.750% due 11/15/19 (a)	4,382,680
2,000,000	A+	Call 11/15/10 @ 101, 6.625% due 11/15/20 (d)	2,321,100
130,000	AAA	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	145,951
1,000,000	Baa3(g)	Texas State Student Housing Corp., Student Housing Revenue, Midwestern State University Project, 6.500% due 9/1/22	1,054,480
2,000,000	AAA	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, 5.500% due 8/15/18	2,185,700
3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	3,728,305
2,000,000	AAA	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (d)	2,210,460
1,000,000	AAA	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,077,730

		Total Texas	74,284,386

Utah — 1.5%
2,000,000	Aaa(g)	Davis County, UT, School District, School Board Guarantee Program, Refunding, Series B, 5.000% due 6/1/16	2,195,700
2,500,000	AAA	Intermountain Power Agency, UT, Power Supply Revenue, Refunding, Series B, MBIA-Insured, 5.750% due 7/1/19	2,652,850
		Provo, UT, Electric Revenue:
955,000	AAA	10.125% due 4/1/15 (b)	1,256,484
1,045,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (b)	1,374,896
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	13,503
1,500,000	AAA	Salt Lake County, UT, Hospital Revenue, IHC Health Services, Inc., AMBAC-Insured, 5.500% due 5/15/13	1,639,050
		Spanish Fork City, UT, Water Revenue:
240,000	Aaa(g)	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (d)	267,965

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         23

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utah — 1.5% (continued)
$760,000	Aaa(g)	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	$835,308
1,000,000	AAA	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (d)	1,111,140

		Total Utah	11,346,896

Vermont — 0.2%
1,415,000	BBB+	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,460,407

Virginia — 2.0%
1,445,000	AA	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,579,457
1,305,000	AA	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,457,541
1,000,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	1,046,740
750,000	A	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	805,508
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, Call 8/1/10 @ 100, 5.750% due 8/1/20 (d)	1,928,938
5,035,000	AAA	Virginia State Resources Authority, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (a)(d)	5,522,539
3,000,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., 5.500% due 7/1/09	3,104,970

		Total Virginia	15,445,693

Washington — 1.2%
4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14 (a)	4,388,240
2,000,000	AAA	Pierce County, WA, GO, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (d)	2,212,940
		Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,888,382
1,000,000	AAA	5.375% due 6/1/19	1,071,870

		Total Washington	9,561,432

Wisconsin — 0.7%
115,000	AAA	Oshkosh, WI, Hospital Facility Revenue, Mercy Medical Center, Call 7/1/07 @ 100, 7.375% due 7/1/09 (d)	121,608
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Health Care, Inc., 6.000% due 7/1/17	1,077,140
1,500,000	A	Wheaton Franciscan Services, Inc., 6.000% due 8/15/15	1,664,325

See Notes to Financial Statements.

24          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Wisconsin — 0.7% (continued)
$2,000,000	AA-	Wisconsin State, GO, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (d)	$2,212,580

		Total Wisconsin	5,075,653

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $717,512,838)	741,133,294

SHORT-TERM INVESTMENTS(l) — 2.4%
Colorado — 0.1%
600,000	VMIG1(g)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, LOC-Bank of America NA, 2.810%, 10/3/05	600,000

Florida — 0.6%
1,200,000	A-1	Jacksonville, Florida Electric Authority Revenue, Electric Systems, Series B, 2.810%, 10/3/05	1,200,000
1,300,000	VMIG1(g)	Palm Beach County, FL, HFA, Health Facility Revenue, Bethesda Healthcare System Project, 2.820%, 10/3/05	1,300,000
2,500,000	VMIG1(g)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 2.950%, 10/3/05	2,500,000

		Total Florida	5,000,000

Georgia — 0.3%
2,000,000	A-1+	Fulton County, GA, Development Authority, Residential Care Facilities, Lenbrook Square Foundation, 2.850%, 10/3/05	2,000,000

Illinois — 0.0%
200,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 2.780%, 10/3/05	200,000
100,000	A-1+	Illinois Health Facilities Authority, University of Chicago Hospital Project, Series C, MBIA-Insured, 2.820%, 10/3/05	100,000

		Total Illinois	300,000

Massachusetts — 0.1%
550,000	A-1+	Massachusetts State HEFA Revenue, Amherst College, Series J-2, 2.870%, 10/3/05	550,000

New Jersey — 0.1%
500,000	A-1+	New Jersey State EFA Revenue, Princeton University, Series B, 2.680%, 10/3/05	500,000

Pennsylvania — 0.3%
2,000,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Project, Series A, SPA-JPMorgan Chase Bank, 2.810%, 10/3/05	2,000,000

Tennessee — 0.0%
300,000	VMIG1(g)	Sevier County, TN, Public Building Authority, Local Government Public Improvement Revenue, Series VI-C-5, AMBAC-Insured, 2.830%, 10/3/05	300,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         25

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 0.6%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
$1,665,000	A-1+	Series 2001-2, MBIA-Insured, 2.810%, 10/3/05	$1,665,000
985,000	A-1+	Series B-2, MBIA-Insured, 2.810%, 10/3/05	985,000
2,100,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, The Methodist Systems, Series B, 2.810%, 10/3/05	2,100,000

		Total Texas	4,750,000

Utah — 0.3%
2,500,000	A-1+	County of Weber, UT, Hospital Revenue, IHC Health Services, Series C, 2.810%, 10/3/05	2,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,500,000)	18,500,000

		TOTAL INVESTMENTS — 98.8% (Cost — $736,012,838#)	759,633,294
		Other Assets in Excess of Liabilities — 1.2%	8,946,042

		TOTAL NET ASSETS — 100.0%	$768,579,336

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Trustees (note 1).
(f)	Security is currently in default.
(g)	Rating by Moody’s Investors Service.
(h)	Residual interest tax-exempt securities — coupon varies inversely with level of short-term tax-exempt interest rates.
(i)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	Rating by Fitch Rating Service.
(l)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 27 through 29 for certain abbreviations and definitions of ratings .

See Notes to Financial Statements.

26          Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Bond Fund
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
USD	— Unified School District
VA	— Veterans Administration

Summary of Investments by Industry* (unaudited)
Pre-Refunded	21.6%
Hospitals	13.2
Escrowed to Maturity	9.7
Education	8.9
Transportation	8.1
General Obligations	7.4
Water & Sewer	5.4
Utilities	5.3
Public Facilities	4.6
Miscellaneous	4.5
Other	11.3

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of September 30, 2005 and are subject to change.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         27

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

28         Smith Barney Muni Funds 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Smith Barney Muni Funds 2005 Semi-Annual Report         29

Statement of Assets and Liabilities (September 30, 2005) (unaudited)

ASSETS:
Investments, at value (Cost — $736,012,838)	$759,633,294
Interest receivable	12,546,317
Receivable for Fund shares sold	3,085,102
Receivable from broker — variation margin on open futures contracts	806,250
Receivable for securities sold	550,000
Prepaid expenses	61,180

Total Assets	776,682,143

LIABILITIES:
Payable for securities purchased	3,380,000
Payable for Fund shares repurchased	1,648,419
Due to custodian	1,612,835
Distributions payable	880,173
Management fee payable	319,281
Distribution fees payable	120,273
Transfer agent fees payable	47,103
Deferred compensation payable	11,233
Trustees’ fees payable	2,797
Accrued expenses	80,693

Total Liabilities	8,102,807

Total Net Assets	$768,579,336

NET ASSETS:
Par value (Note 6)	$120,826
Paid-in capital in excess of par value	799,313,879
Undistributed net investment income	233,129
Accumulated net realized loss on investments and futures contracts	(60,375,673)
Net unrealized appreciation on investments and futures contracts	29,287,175

Total Net Assets	$768,579,336

Shares Outstanding:
Class A	70,219,806

Class B	950,275

Class C	45,962,031

Class O	3,694,222

Net Asset Value:
Class A (and redemption price)	$6.36

Class B *	$6.35

Class C (and redemption price)	$6.37

Class O *	$6.37

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 2.00%)	$6.49

*	Redemption price is NAV of Class B and O shares reduced by 5.00% and 1.00% CDSC, respectively if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30          Smith Barney Muni Funds 2005 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2005) (unaudited)

INVESTMENT INCOME:
Interest	$18,416,467

EXPENSES:
Management fee (Note 2)	1,962,257
Distribution fees (Notes 2 and 4)	1,577,922
Transfer agent fees (Notes 2 and 4)	84,601
Custody fees	47,206
Registration fees	38,936
Shareholder reports (Note 4)	31,098
Insurance	15,034
Legal fees	12,579
Audit and tax	10,710
Trustees’ fees	6,177
Miscellaneous expenses	5,877

Total Expenses	3,792,397

Net Investment Income	14,624,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investments	(1,137,003)
Futures contracts	(12,942,699)

Net Realized Loss	(14,079,702)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	2,820,533
Futures contracts	4,687,886

Change in Net Unrealized Appreciation/Depreciation	7,508,419

Net Loss on Investments and Futures Contracts	(6,571,283)

Increase in Net Assets From Operations	$8,052,787

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         31

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005

	September 30	March 31
OPERATIONS:
Net investment income	$14,624,070	$29,983,145
Net realized loss	(14,079,702)	(11,889,662)
Change in net unrealized appreciation/depreciation	7,508,419	(8,389,733)

Increase in Net Assets From Operations	8,052,787	9,703,750

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(15,383,605)	(29,762,364)

Decrease in Net Assets From Distributions to Shareholders	(15,383,605)	(29,762,364)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	179,518,013	322,569,099
Reinvestment of distributions	9,898,960	18,426,303
Cost of shares repurchased	(183,237,086)	(324,434,811)

Increase in Net Assets From Fund Share Transactions	6,179,887	16,560,591

Decrease in Net Assets	(1,150,931)	(3,498,023)
NET ASSETS:
Beginning of period	769,730,267	773,228,290

End of period*	$768,579,336	$769,730,267

* Includes undistributed net investment income of:	$233,129	$992,664

See Notes to Financial Statements.

32          Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$6.42		$6.59	$6.57	$6.40	$6.51		$6.3	6

Income (Loss) From Operations:
Net investment income	0.13		0.28	0.29	0.31	0.34	(3)	0.34
Net realized and unrealized gain (loss)	(0.06)		(0.17)	0.01	0.17	(0.10	)(3)	0.16

Total Income From Operations	0.07		0.11	0.30	0.48	0.24		0.50

Less Distributions From:
Net investment income	(0.13)		(0.28)	(0.28)	(0.30)	(0.35)		(0.35)
In excess of net investment income	—		—	—	(0.01)	(0.00	)*	—

Total Distributions	(0.13)		(0.28)	(0.28)	(0.31)	(0.35)		(0.35)

Net Asset Value, End of Period	$6.36		$6.42	$6.59	$6.57	$6.40		$6.51

Total Return(4)	1.16%		1.68%	4.67%	7.64%	3.70%		8.06%

Net Assets, End of Period (millions)	$446		$403	$376	$364	$284		$222

Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.70%	0.70%	0.75%	0.72%		0.72%
Net expenses(6)	0.70	(5)	0.69 (7)	0.70	0.75	0.72		0.72
Net investment income	3.99	(5)	4.31	4.36	4.64	5.26	(3)	5.41

Portfolio Turnover Rate	7%		19%	27%	57%	53%		49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.24%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
(7)	The investment manager voluntarily waived a portion of its management fee and reimbursed the Fund for expenses.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         33

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2005	2004	2003(3)
Net Asset Value, Beginning of Period	$6.41		$6.59	$6.57	$6.57

Income (Loss) From Operations:
Net investment income	0.11		0.25	0.26	0.05
Net realized and unrealized gain (loss)	(0.05)		(0.18)	0.01	0.02

Total Income From Operations	0.06		0.07	0.27	0.07

Less Distributions From:
Net investment income	(0.12)		(0.25)	(0.25)	(0.07)
In excess of net investment income	—		—	—	(0.00	)*

Total Distributions	(0.12)		(0.25)	(0.25)	(0.07)

Net Asset Value, End of Period	$6.35		$6.41	$6.59	$6.57

Total Return(4)	0.90%		1.03%	4.18%	1.07%

Net Assets, End of Period (000s)	$6,038		$6,925	$6,401	$4,084

Ratios to Average Net Assets:
Gross expenses	1.23	%(5)	1.22%	1.18%	1.31	%(5)
Net expenses(6)	1.23	(5)	1.21 (7)	1.18	1.31	(5)
Net investment income	3.46	(5)	3.79	3.87	4.14	(5)

Portfolio Turnover Rate	7%		19%	27%	57%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	For the period January 13, 2003 (inception date) to March 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
(7)	The investment manager voluntarily waived a portion of its management fee.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

34          Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2005	2004	2003	2002(4)
Net Asset Value, Beginning of Period	$6.43		$6.60	$6.58	$6.41	$6.46

Income (Loss) From Operations:
Net investment income	0.11		0.24	0.25	0.27	0.08	(5)
Net realized and unrealized gain (loss)	(0.06)		(0.17)	0.01	0.17	(0.04	)(5)

Total Income From Operations	0.05		0.07	0.26	0.44	0.04

Less Distributions From:
Net investment income	(0.11)		(0.24)	(0.24)	(0.26)	(0.09)
In excess of net investment income	—		—	—	(0.01)	—

Total Distributions	(0.11)		(0.24)	(0.24)	(0.27)	(0.09)

Net Asset Value, End of Period	$6.37		$6.43	$6.60	$6.58	$6.41

Total Return(6)	0.84%		1.05%	4.02%	6.99%	0.58%

Net Assets, End of Period (millions)	$293		$327	$351	$322	$184

Ratios to Average Net Assets:
Gross expenses	1.33	%(7)	1.33%	1.30%	1.35%	1.32	%(7)
Net expenses(8)	1.33	(7)	1.32 (9)	1.30	1.35	1.32	(7)
Net investment income	3.36	(7)	3.68	3.75	4.02	4.68	(5)(7)

Portfolio Turnover Rate	7%		19%	27%	57%	53%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended September 30, 2005 (unaudited).
(4)	For the period December 19, 2001 (inception date) to March 31, 2002.
(5)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.65%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(6)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(7)	Annualized.
(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.45%.
(9)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         35

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class O Shares(1)	2005(2)		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$6.42		$6.60	$6.58	$6.41	$6.52		$6.37

Income (Loss) From Operations:
Net investment income	0.12		0.26	0.27	0.29	0.33	(3)	0.33
Net realized and unrealized gain (loss)	(0.04)		(0.18)	0.02	0.18	(0.11	)(3)	0.15

Total Income From Operations	0.08		0.08	0.29	0.47	0.22		0.48

Less Distributions From:
Net investment income	(0.13)		(0.26)	(0.27)	(0.29)	(0.33)		(0.33)
In excess of net investment income	—		—	—	(0.01)	(0.00	)*	—

Total Distributions	(0.13)		(0.26)	(0.27)	(0.30)	(0.33)		(0.33)

Net Asset Value, End of Period	$6.37		$6.42	$6.60	$6.58	$6.41		$6.52

Total Return(4)	1.19%		1.27%	4.42%	7.38%	3.48%		7.82%

Net Assets, End of Period (000s)	$23,520		$26,308	$31,414	$35,079	$39,009		$32,157

Ratios to Average Net Assets:
Gross expenses	0.93	%(5)	0.93%	0.93%	0.98%	0.95%		0.95%
Net expenses(6)	0.93	(5)	0.93 (7)	0.93	0.98	0.95		0.95
Net investment income	3.76	(5)	4.08	4.13	4.42	5.04	(3)	5.18

Portfolio Turnover Rate	7%		19%	27%	57%	53%		49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.32, $(0.10), and 5.01% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.
(7)	The investment manager voluntarily waived a portion of its management fee.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

36          Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Limited Term Portfolio (the “Fund”), is a separate diversified investment fund of Smith Barney Muni Funds (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Smith Barney Muni Funds 2005 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

(d) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipals securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended September 30, 2005, the Fund’s Class A, B, C, O and Y shares had voluntary expense limitations in place of 0.85%, 1.35%, 1.45%, 1.05% and 0.70%, respectively. These expense limitations can be terminated at any time by SBFM. On June 28, 2005 Class Y shares were redeemed.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Fund paid transfer agent fees of $59,526 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. There is a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to

38         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the six months ended September 30, 2005, CGM received sales charges of approximately $120,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2005, CDSCs paid to CGM were approximately:

	Class A	Class B	Class O
CDSCs	$8,000	$5,000	$0	†

†	Amount represents less than $1,000.

The Fund has adopted an unfunded, non-qualified deferred compensation Plan (the “Plan”) which allows non-interested trustees (“Trustee”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustee. The deferred fees earn a return based on notional investments selected by the Trustee. The balance of the deferred fees payable may change depending upon the investment performance. Any gains earned or losses incurred in the deferred balances are reported in the statement of operations under trustee’s fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets.

As of September 30, 2005, the Fund has accrued $11,233 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$68,630,547

Sales	48,839,668

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,348,212
Gross unrealized depreciation	(4,727,756)

Net unrealized appreciation	$23,620,456

Smith Barney Muni Funds 2005 Semi-Annual Report         39

Notes to Financial Statements (unaudited) (continued)

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	2,150	12/05	$251,640,156	$245,973,437	$5,666,719

4.	Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and O shares calculated at the annual rate of 0.50%, 0.60% and 0.20% of the average daily net assets of each class, respectively. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C	Class O
Distribution Fees	$324,898	$21,983	$1,187,371	$43,670

CGM has agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Distribution Plan. During the six months ended September 30, 2005, no reimbursement was required.

For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class O	Class Y†
Transfer Agent Fees	$26,460	$1,074	$52,587	$4,472	$8

For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y†
Shareholder Reports Expenses	$10,785	$601	$18,617	$1,016	$79

†	On June 28, 2005 Class Y shares were redeemed.

40         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

Net Investment Income	Six Months Ended September 30, 2005	Year Ended March 31, 2005
Class A	$9,114,908	$16,345,165
Class B	122,542	259,591
Class C(1)	5,587,063	11,653,002
Class O	484,553	1,174,477
Class Y(2)	74,539	330,129

Total	$15,383,605	$29,762,364

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	On June 28, 2005 Class Y shares were redeemed.

6.	Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Class O shares are available for purchase only by former Class C shareholders.

Transactions in shares of each class of beneficial interest of the Fund were as follows:

	Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	16,700,796	$106,808,119	21,929,497	$142,972,758
Shares issued on reinvestment	869,077	5,542,484	1,421,780	9,258,193
Shares repurchased	(10,073,704)	(64,316,603)	(17,717,389)	(115,577,469)

Net Increase	7,496,169	$48,034,000	5,633,888	$36,653,482

Class B
Shares sold	76,864	$492,349	391,201	$2,558,417
Shares issued on reinvestment	7,442	47,450	19,206	125,173
Shares repurchased	(213,722)	(1,363,122)	(302,537)	(1,974,825)

Net Increase (Decrease)	(129,416)	$(823,323)	107,870	$708,765

Class C(1)
Shares sold	11,266,346	$72,211,176	27,059,844	$176,727,000
Shares issued on reinvestment	628,951	4,018,331	1,276,530	8,327,627
Shares repurchased	(16,862,961)	(107,931,194)	(30,584,237)	(199,996,660)

Net Decrease	(4,967,664)	$(31,701,687)	(2,247,863)	$(14,942,033)

Smith Barney Muni Funds 2005 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Class O
Shares sold	994	$6,369	47,479	$310,849
Shares issued on reinvestment	45,513	290,695	106,214	692,892
Shares repurchased	(447,032)	(2,862,476)	(822,147)	(5,362,591)

Net Decrease	(400,525)	$(2,565,412)	(668,454)	$(4,358,850)

Class Y(2)
Shares sold	—	—	11	$75
Shares issued on reinvestment	—	—	3,432	22,418
Shares repurchased	(1,061,804)	$(6,763,691)	(231,852)	(1,523,266)

Net Decrease	(1,061,804)	$(6,763,691)	(228,409)	$(1,500,773)

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	On June 28, 2005 Class Y shares were redeemed.

7.	Capital Loss Carryforward

As of March 31, 2005, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
3/31/2008	$(9,495,115)
3/31/2009	(5,514,817)
3/31/2010	(214,462)
3/31/2011	(5,537,751)
3/31/2012	(2,616,935)
3/31/2013	(21,747,281)

$(45,126,361)

These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

42         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive

Smith Barney Muni Funds 2005 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

44         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

10.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Trustees has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to the shareholders of the Fund for their approval.

The Fund has received information from CAM concerning SBFM, an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

The Commission staff’s recent notification will not affect the sale by Citigroup of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Muni Funds 2005 Semi-Annual Report         45

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds — Limited Term Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

46          Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement

(unaudited) (continued)

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “intermediate municipal debt funds” by Lipper, showed that the Fund’s performance for the 10-year period was below the median, while the Fund’s performance for the 1-year period was better than the median and the Fund’s performance for the 3- and 5-year periods was within the median range. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Smith Barney Muni Funds 2005 Semi-Annual Report         47

Board Approval of Management Agreement (unaudited) (continued)

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 9 retail front-end load funds (including the Fund) classified as “intermediate municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was better than the median and concluded that it was acceptable.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability

48          Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement

(unaudited) (continued)

data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Muni Funds 2005 Semi-Annual Report         49

Smith Barney Muni Funds

Limited Term Portfolio

TRUSTEES

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA
Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief

Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Peter M. Coffey

Vice President and

Investment Officer

Andrew Beagley
Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — Limited Term Portfolio, but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD0804 11/05	05-9289

Smith Barney Muni Funds

Limited Term Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and how information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 800-451-2010.

Information on how the Fund voted-proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date: December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date: December 8, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Muni Funds

Date: December 8, 2005